Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.36%
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37%	4-20-2055	$1,540,000	$1,579,383
Total asset-backed securities (Cost $1,540,000)				1,579,383

	Shares
Common stocks: 0.85%
Energy: 0.59%
Oil, gas & consumable fuels: 0.59%
Enviva, Inc. (Acquired 12-6-2024, cost $970,164)†˃	177,795	2,533,579
Health care: 0.26%
Health care providers & services: 0.26%
ModivCare Topco LLC†	206,395	1,135,172
Total common stocks (Cost $1,656,902)		3,668,751

			Principal
Corporate bonds and notes: 107.09%
Basic materials: 2.82%
Chemicals: 2.16%
Celanese U.S. Holdings LLC	6.50	4-15-2030	$2,785,000	2,833,489
Celanese U.S. Holdings LLC	7.38	7-15-2032	1,190,000	1,241,515
Chemours Co.144A	8.00	1-15-2033	2,665,000	2,672,020
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	2,595,000	2,593,722
				9,340,746
Iron/steel: 0.66%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	2,805,000	2,878,592
Communications: 15.61%
Advertising: 1.88%
Clear Channel Outdoor Holdings, Inc.144A	7.13	2-15-2031	3,670,000	3,827,087
Clear Channel Outdoor Holdings, Inc.144A	7.50	3-15-2033	220,000	233,758
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	1,765,000	1,723,450
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	2,260,000	2,380,155
				8,164,450
Internet: 2.30%
Arches Buyer, Inc.144A	4.25	6-1-2028	1,050,000	1,032,674
Arches Buyer, Inc.144A	6.13	12-1-2028	1,580,000	1,544,835
Cablevision Lightpath LLC144A	5.63	9-15-2028	2,310,000	2,309,346
Match Group Holdings II LLC144A	5.63	2-15-2029	1,575,000	1,574,899
Match Group Holdings II LLC144A	6.13	9-15-2033	1,650,000	1,656,127
Wayfair LLC144A	6.75	11-15-2032	1,800,000	1,860,430
				9,978,311
Media: 7.13%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	4,765,000	4,024,951
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	6,100,000	5,733,030
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 1

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50%	5-1-2032	$1,180,000	$1,058,917
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.38	6-1-2029	1,415,000	1,399,300
CSC Holdings LLC144A	3.38	2-15-2031	2,270,000	1,353,039
CSC Holdings LLC144A	5.50	4-15-2027	2,560,000	2,259,567
CSC Holdings LLC144A	5.75	1-15-2030	1,270,000	499,179
CSC Holdings LLC144A	11.25	5-15-2028	1,780,000	1,426,644
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	540,000	542,630
DISH DBS Corp.144A	5.75	12-1-2028	1,255,000	1,214,498
DISH Network Corp.144A	11.75	11-15-2027	4,260,000	4,408,921
Gray Media, Inc.144A	9.63	7-15-2032	1,800,000	1,855,713
Paramount Global (U.S. SOFR 3 Month+3.90%)±	6.25	2-28-2057	2,025,000	1,840,219
Sirius XM Radio LLC144A	4.13	7-1-2030	3,475,000	3,276,991
				30,893,599
Telecommunications: 4.30%
Cipher Compute LLC144A	7.13	11-15-2030	440,000	453,381
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	6,819,096	6,940,053
Level 3 Financing, Inc.144A	3.63	1-15-2029	1,815,000	1,683,632
Level 3 Financing, Inc.144A	6.88	6-30-2033	1,970,000	2,030,067
Level 3 Financing, Inc.144A	8.50	1-15-2036	2,180,000	2,231,740
Lumen Technologies, Inc.144A	10.00	10-15-2032	1,993,875	1,993,875
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	8.63	6-15-2032	845,000	853,171
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	2,315,000	2,425,020
				18,610,939
Consumer, cyclical: 18.36%
Airlines: 0.47%
JetBlue Airways Corp./JetBlue Loyalty LP144A	9.88	9-20-2031	2,050,000	2,058,952
Apparel: 0.47%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥	10.00	7-15-2033	1,834,044	2,018,073
Auto manufacturers: 0.13%
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	530,000	549,546
Auto parts & equipment: 1.93%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	2,440,000	2,533,562
Adient Global Holdings Ltd.144A	8.25	4-15-2031	435,000	455,784
American Axle & Manufacturing, Inc.	5.00	10-1-2029	1,555,000	1,517,117
American Axle & Manufacturing, Inc.144A	7.75	10-15-2033	1,075,000	1,105,882
ZF North America Capital, Inc.144A	6.88	4-23-2032	1,555,000	1,550,589
ZF North America Capital, Inc.144A	7.50	3-24-2031	1,160,000	1,188,987
				8,351,921
Distribution/wholesale: 0.14%
RB Global Holdings, Inc.144A	7.75	3-15-2031	570,000	594,161
Entertainment: 3.41%
Churchill Downs, Inc.144A	6.75	5-1-2031	2,400,000	2,472,802
See accompanying notes to portfolio of investments
2 | Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Entertainment(continued)
Cinemark USA, Inc.144A	7.00%	8-1-2032	$4,250,000	$4,397,585
Six Flags Entertainment Corp.144A	7.25	5-15-2031	600,000	592,122
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC144A	8.63	1-15-2032	1,280,000	1,306,176
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	3,000,000	3,065,529
WarnerMedia Holdings, Inc.	4.05	3-15-2029	1,925,000	1,867,338
WarnerMedia Holdings, Inc.	5.05	3-15-2042	1,555,000	1,092,387
				14,793,939
Home builders: 1.60%
Ashton Woods USA LLC/Ashton Woods Finance Co.144A	6.88	8-1-2033	2,075,000	2,093,505
Century Communities, Inc.144A	6.63	9-15-2033	1,500,000	1,519,156
K Hovnanian Enterprises, Inc.144A	8.38	10-1-2033	1,210,000	1,236,614
LGI Homes, Inc.144A	8.75	12-15-2028	2,015,000	2,099,894
				6,949,169
Home furnishings: 0.41%
Whirlpool Corp.	6.13	6-15-2030	1,775,000	1,779,628
Housewares: 1.13%
Central Garden & Pet Co.	4.13	10-15-2030	1,025,000	984,135
Newell Brands, Inc.	6.38	5-15-2030	1,850,000	1,828,596
Newell Brands, Inc.144A	8.50	6-1-2028	2,005,000	2,102,132
				4,914,863
Leisure time: 1.49%
NCL Corp. Ltd.144A	6.25	9-15-2033	2,065,000	2,076,409
NCL Corp. Ltd.144A	6.75	2-1-2032	1,155,000	1,183,651
NCL Corp. Ltd.144A	7.75	2-15-2029	860,000	919,073
Viking Cruises Ltd.144A	5.88	10-15-2033	705,000	714,723
Viking Cruises Ltd.144A	7.00	2-15-2029	1,550,000	1,556,250
				6,450,106
Lodging: 0.97%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	2,100,000	2,170,336
Hilton Domestic Operating Co., Inc.144A	6.13	4-1-2032	1,955,000	2,019,382
				4,189,718
Retail: 6.21%
Advance Auto Parts, Inc.144A	7.38	8-1-2033	1,850,000	1,877,750
Carvana Co.144A	9.00	6-1-2030	4,365,000	4,551,364
Carvana Co.144A	9.00	6-1-2031	1,500,000	1,650,101
FirstCash, Inc.144A	6.88	3-1-2032	3,230,000	3,357,591
Lithia Motors, Inc.144A	4.38	1-15-2031	2,010,000	1,934,756
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	1,845,000	1,864,829
Michaels Cos., Inc.144A	7.88	5-1-2029	1,520,000	1,480,949
Petco Health & Wellness Co., Inc.144A%%	8.25	2-1-2031	435,000	436,139
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 3

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
PetSmart LLC/PetSmart Finance Corp.144A	7.50%	9-15-2032	$1,930,000	$1,979,140
PetSmart LLC/PetSmart Finance Corp.144A	10.00	9-15-2033	1,700,000	1,768,949
QXO Building Products, Inc.144A	6.75	4-30-2032	1,840,000	1,896,083
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	1,215,000	1,259,354
Sonic Automotive, Inc.144A	4.63	11-15-2029	885,000	869,718
Sonic Automotive, Inc.144A	4.88	11-15-2031	2,065,000	1,991,098
				26,917,821
Consumer, non-cyclical: 17.71%
Commercial services: 7.29%
ADT Security Corp.144A	5.88	10-15-2033	1,030,000	1,044,162
Allied Universal Holdco LLC144A	7.88	2-15-2031	1,885,000	1,983,817
Block, Inc.	6.50	5-15-2032	2,680,000	2,784,396
CoreCivic, Inc.	8.25	4-15-2029	4,470,000	4,681,909
GEO Group, Inc.	8.63	4-15-2029	2,895,000	3,027,396
GEO Group, Inc.	10.25	4-15-2031	2,610,000	2,847,823
Herc Holdings, Inc.144A	7.00	6-15-2030	2,650,000	2,781,342
Herc Holdings, Inc.144A	7.25	6-15-2033	1,475,000	1,561,009
Sabre Financial Borrower LLC144A	11.13	6-15-2029	2,050,000	2,073,288
Service Corp. International	5.75	10-15-2032	3,150,000	3,199,969
Sotheby’s/BidFair Holdings, Inc.144A	5.88	6-1-2029	3,600,000	3,452,047
Veritiv Operating Co.144A	10.50	11-30-2030	2,030,000	2,173,616
				31,610,774
Food: 1.46%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	5.88	2-15-2028	1,790,000	1,790,530
Lamb Weston Holdings, Inc.144A	4.38	1-31-2032	1,705,000	1,624,380
Performance Food Group, Inc.144A	6.13	9-15-2032	1,480,000	1,520,046
U.S. Foods, Inc.144A	5.75	4-15-2033	1,350,000	1,373,342
				6,308,298
Healthcare-services: 7.63%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	1,420,000	1,338,938
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	1,745,000	1,740,288
CHS/Community Health Systems, Inc.144A	6.88	4-15-2029	1,600,000	1,471,280
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	940,000	1,011,946
Concentra Health Services, Inc.144A	6.88	7-15-2032	2,455,000	2,570,397
DaVita, Inc.144A	6.88	9-1-2032	5,310,000	5,469,523
IQVIA, Inc.144A	6.25	6-1-2032	860,000	893,497
Molina Healthcare, Inc.144A	6.25	1-15-2033	1,360,000	1,369,595
MPH Acquisition Holdings LLC144A	5.75	12-31-2030	1,020,092	872,179
MPH Acquisition Holdings LLC (PIK at 0.75%)144A¥	6.75	3-31-2031	1,108,177	930,869
MPH Acquisition Holdings LLC (PIK at 5.00%)144A¥	11.50	12-31-2030	1,164,810	1,223,050
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	1,940,000	1,939,857
Radiology Partners, Inc.144A	8.50	7-15-2032	2,100,000	2,204,937
Star Parent, Inc.144A	9.00	10-1-2030	3,480,000	3,673,042
See accompanying notes to portfolio of investments
4 | Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services(continued)
Surgery Center Holdings, Inc.144A	7.25%	4-15-2032	$1,800,000	$1,812,263
Tenet Healthcare Corp.	6.75	5-15-2031	4,375,000	4,544,107
				33,065,768
Pharmaceuticals: 1.33%
AdaptHealth LLC144A	5.13	3-1-2030	2,325,000	2,257,817
Endo Finance Holdings LP144A	8.50	4-15-2031	3,300,000	3,491,753
				5,749,570
Energy: 11.95%
Energy-alternate sources: 0.00%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	8,490,000	0
Oil & gas: 2.49%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	1,280,000	1,346,939
California Resources Corp.144A	7.00	1-15-2034	895,000	902,773
California Resources Corp.144A	8.25	6-15-2029	2,650,000	2,787,217
Caturus Energy LLC144A	8.50	2-15-2030	605,000	630,791
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	1,410,000	1,361,681
Nabors Industries, Inc.144A	9.13	1-31-2030	2,070,000	2,185,982
SM Energy Co.144A	9.63	6-15-2033	1,440,000	1,574,909
				10,790,292
Oil & gas services: 2.57%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	2,140,000	2,218,318
Bristow Group, Inc.144A	6.75	2-1-2033	2,430,000	2,458,469
Bristow Group, Inc.144A	6.88	3-1-2028	3,000,000	3,003,177
Oceaneering International, Inc.	6.00	2-1-2028	1,560,000	1,585,091
SESI LLC144A	7.88	9-30-2030	1,415,000	1,426,780
USA Compression Partners LP/USA Compression Finance Corp.144A	6.25	10-1-2033	425,000	430,524
				11,122,359
Pipelines: 6.89%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	10-15-2033	1,240,000	1,253,524
Buckeye Partners LP144A	6.88	7-1-2029	940,000	977,256
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	800,000	795,537
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	3,415,000	3,671,084
Excelerate Energy LP144A	8.00	5-15-2030	2,285,000	2,443,536
Harvest Midstream I LP144A	7.50	9-1-2028	2,470,000	2,503,945
Kinetik Holdings LP144A	5.88	6-15-2030	1,800,000	1,821,487
Prairie Acquiror LP144A	9.00	8-1-2029	2,000,000	2,074,402
Rockies Express Pipeline LLC144A	6.75	3-15-2033	950,000	1,002,050
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	3,075,000	3,120,433
Venture Global LNG, Inc.144A	8.38	6-1-2031	1,860,000	1,902,436
Venture Global LNG, Inc.144A	9.88	2-1-2032	1,930,000	2,040,581
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 5

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00%	9-30-2029	$3,185,000	$2,801,919
Venture Global Plaquemines LNG LLC144A	7.50	5-1-2033	3,150,000	3,453,559
				29,861,749
Financial: 17.90%
Banks: 2.73%
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	2,995,000	3,049,731
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	2,790,000	2,785,503
PNC Financial Services Group, Inc. Series U (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.00	5-15-2027	2,965,000	2,984,029
Wells Fargo & Co. (5 Year Treasury Constant Maturity+2.77%)ʊ±	6.85	9-15-2029	2,870,000	3,001,574
				11,820,837
Diversified financial services: 6.57%
Azorra Finance Ltd.144A	7.25	1-15-2031	1,470,000	1,539,588
Encore Capital Group, Inc.144A	9.25	4-1-2029	2,100,000	2,201,780
EZCORP, Inc.144A	7.38	4-1-2032	1,565,000	1,667,152
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	1,315,000	1,339,337
Jane Street Group/JSG Finance, Inc.144A	6.75	5-1-2033	1,065,000	1,107,748
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	2,335,000	2,455,049
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	920,000	969,350
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	1,475,000	1,547,681
Navient Corp.	11.50	3-15-2031	1,840,000	2,001,497
OneMain Finance Corp.	7.88	3-15-2030	2,855,000	3,011,631
PRA Group, Inc.144A	5.00	10-1-2029	1,635,000	1,497,864
Provident Funding Associates LP/PFG Finance Corp.144A	9.75	9-15-2029	1,405,000	1,473,705
Rocket Cos., Inc.144A	6.13	8-1-2030	1,030,000	1,054,523
Rocket Cos., Inc.144A	7.13	2-1-2032	2,150,000	2,246,722
United Wholesale Mortgage LLC144A	5.50	4-15-2029	3,500,000	3,458,015
United Wholesale Mortgage LLC144A	6.25	3-15-2031	890,000	884,377
				28,456,019
Insurance: 3.05%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	7.38	10-1-2032	4,575,000	4,736,118
AmWINS Group, Inc.144A	6.38	2-15-2029	1,590,000	1,631,470
Asurion LLC & Asurion Co-Issuer, Inc.144A	8.00	12-31-2032	860,000	898,532
Asurion LLC & Asurion Co-Issuer, Inc.144A	8.38	2-1-2034	2,375,000	2,401,030
HUB International Ltd.144A	7.25	6-15-2030	425,000	443,426
HUB International Ltd.144A	7.38	1-31-2032	2,980,000	3,121,568
				13,232,144
Investment Companies: 0.35%
HA Sustainable Infrastructure Capital, Inc. (5 Year Treasury Constant Maturity+4.30%)±	8.00	6-1-2056	1,430,000	1,500,070
See accompanying notes to portfolio of investments
6 | Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs: 5.20%
Blackstone Mortgage Trust, Inc.144A	7.75%	12-1-2029	$1,720,000	$1,843,702
Brandywine Operating Partnership LP	6.13	1-15-2031	1,040,000	1,007,651
Brandywine Operating Partnership LP	8.88	4-12-2029	1,365,000	1,466,601
Iron Mountain, Inc.144A	4.50	2-15-2031	2,870,000	2,742,623
Iron Mountain, Inc.144A	5.25	7-15-2030	4,035,000	3,995,448
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	3,055,000	3,240,998
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	7.00	2-1-2030	1,425,000	1,468,133
RHP Hotel Properties LP/RHP Finance Corp.144A	6.50	6-15-2033	1,530,000	1,585,986
Starwood Property Trust, Inc.144A	6.50	7-1-2030	2,700,000	2,811,686
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	810,000	771,464
Vornado Realty LP	5.75	2-1-2033	1,590,000	1,608,176
				22,542,468
Industrial: 9.25%
Aerospace/defense: 1.51%
TransDigm, Inc.144A	6.63	3-1-2032	6,335,000	6,550,219
Building materials: 2.41%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	2,245,000	1,745,159
CP Atlas Buyer, Inc.144A	9.75	7-15-2030	1,500,000	1,560,194
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	3,290,000	3,405,403
Quikrete Holdings, Inc.144A	6.38	3-1-2032	745,000	772,633
Quikrete Holdings, Inc.144A	6.75	3-1-2033	1,610,000	1,672,578
Standard Building Solutions, Inc.144A	6.25	8-1-2033	1,245,000	1,272,585
				10,428,552
Electrical components & equipment: 1.26%
Energizer Holdings, Inc.144A	4.38	3-31-2029	2,385,000	2,290,750
WESCO Distribution, Inc.144A	6.63	3-15-2032	3,045,000	3,181,705
				5,472,455
Electronics: 0.17%
Sensata Technologies, Inc.144A	6.63	7-15-2032	695,000	726,026
Environmental control: 0.44%
Clean Harbors, Inc.144A	6.38	2-1-2031	1,840,000	1,884,044
Machinery-diversified: 0.39%
Chart Industries, Inc.144A	9.50	1-1-2031	1,615,000	1,700,281
Miscellaneous manufacturing: 0.36%
Entegris, Inc.144A	5.95	6-15-2030	1,530,000	1,561,198
Packaging & containers: 1.19%
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	850,000	861,050
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 7

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Packaging & containers(continued)
Clydesdale Acquisition Holdings, Inc.144A	8.75%	4-15-2030	$2,805,000	$2,807,009
Mauser Packaging Solutions Holding Co. (U.S. SOFR 1 Month+3.50%)±	7.23	4-15-2030	1,525,000	1,485,518
				5,153,577
Transportation: 0.58%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	2,445,000	2,517,052
Trucking & leasing: 0.94%
FTAI Aviation Investors LLC144A	7.00	5-1-2031	2,775,000	2,919,766
FTAI Aviation Investors LLC144A	7.00	6-15-2032	1,095,000	1,152,419
				4,072,185
Technology: 6.41%
Computers: 0.91%
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	2,355,000	2,494,119
Insight Enterprises, Inc.144A	6.63	5-15-2032	1,395,000	1,428,056
				3,922,175
Office/business equipment: 0.55%
Zebra Technologies Corp.144A	6.50	6-1-2032	2,320,000	2,389,684
Software: 4.95%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	1,500,000	1,454,766
Central Parent, Inc./CDK Global, Inc.144A	7.25	6-15-2029	700,000	536,405
Cloud Software Group, Inc.144A	8.25	6-30-2032	3,200,000	3,254,666
Cloud Software Group, Inc.144A	9.00	9-30-2029	5,640,000	5,695,110
CoreWeave, Inc.144A	9.00	2-1-2031	2,590,000	2,518,149
Ellucian Holdings, Inc.144A	6.50	12-1-2029	2,400,000	2,361,728
Rocket Software, Inc.144A	6.50	2-15-2029	615,000	548,012
Rocket Software, Inc.144A	9.00	11-28-2028	2,400,000	2,394,009
SS&C Technologies, Inc.144A	6.50	6-1-2032	2,600,000	2,684,302
				21,447,147
Utilities: 7.08%
Electric: 7.08%
AES Corp. (5 Year Treasury Constant Maturity+2.89%)±	6.95	7-15-2055	1,270,000	1,241,529
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	1,670,000	1,693,270
Duke Energy Corp. (5 Year Treasury Constant Maturity+2.59%)±	6.45	9-1-2054	2,805,000	2,934,685
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	1,755,000	1,816,215
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	2,830,000	2,976,557
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	3,525,000	3,491,065
PG&E Corp.	5.25	7-1-2030	3,190,000	3,170,670
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	3,125,000	3,225,153
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052	1,625,000	1,609,932
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	1,510,000	1,532,837
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	1,485,000	1,630,484
See accompanying notes to portfolio of investments
8 | Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Vistra Operations Co. LLC144A	7.75%	10-15-2031	$2,130,000	$2,253,798
XPLR Infrastructure Operating Partners LP144A	7.25	1-15-2029	3,005,000	3,100,812
				30,677,007
Total corporate bonds and notes (Cost $453,549,193)				463,996,484
Loans: 5.03%
Communications: 1.46%
Media: 0.65%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.18	8-2-2029	2,018,462	2,018,462
EW Scripps Co. (U.S. SOFR 1 Month+5.75%)±	9.54	6-30-2028	794,965	801,261
				2,819,723
Telecommunications: 0.81%
Connect Finco Sarl (U.S. SOFR 1 Month+4.50%)±	8.17	9-27-2029	1,502,354	1,495,218
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	6.14	4-15-2030	1,999,633	1,993,134
				3,488,352
Consumer, cyclical: 1.33%
Airlines: 0.18%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.41	4-1-2031	782,100	783,078
Housewares: 0.50%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	9.42	10-30-2029	2,183,542	2,158,977
Retail: 0.65%
Michaels Cos., Inc. (U.S. SOFR 3 Month+4.25%)±	8.18	4-17-2028	1,221,802	1,209,180
Petco Health & Wellness Co., Inc. (U.S. SOFR 1 Month+4.25%)±	7.92	1-22-2031	1,660,000	1,620,575
				2,829,755
Consumer, non-cyclical: 0.99%
Commercial services: 0.34%
Hertz Corp. (U.S. SOFR 1 Month+3.50%)±	7.29	6-30-2028	1,739,785	1,478,817
Healthcare-products: 0.27%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+3.75%)±	7.42	1-15-2031	1,134,300	1,141,389
Healthcare-services: 0.38%
ModivCare Buyer LLC (U.S. SOFR 3 Month+5.00%)±	8.69	12-30-2032	1,526,975	1,406,726
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+3.75%)±	7.42	12-31-2030	244,461	243,544
				1,650,270
Energy: 0.22%
Pipelines: 0.22%
Prairie Acquiror LP (U.S. SOFR 1 Month+3.75%)±	7.42	8-1-2029	938,383	938,186
Financial: 0.22%
Insurance: 0.22%
Asurion LLC (U.S. SOFR 1 Month+4.25%)±	7.92	9-19-2030	952,712	953,389
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 9

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 0.36%
Packaging & containers: 0.36%
Owens-Illinois, Inc. (U.S. SOFR 1 Month+3.00%)±	6.67%	9-30-2032	$1,575,000	$1,576,481
Technology: 0.45%
Computers: 0.31%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	6.67	3-1-2029	1,529,550	1,349,828
Software: 0.14%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.42	11-28-2028	648,499	618,104
Total loans (Cost $22,132,657)				21,786,349
Yankee corporate bonds and notes: 20.48%
Communications: 5.47%
Internet: 0.90%
Rakuten Group, Inc.144A	9.75	4-15-2029	3,505,000	3,926,840
Media: 1.52%
Virgin Media Finance PLC144A	5.00	7-15-2030	1,285,000	1,122,796
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	3,565,000	3,293,385
VZ Secured Financing BV144A	5.00	1-15-2032	2,395,000	2,162,584
				6,578,765
Telecommunications: 3.05%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	4,675,000	4,902,426
Telecom Italia Capital SA	7.20	7-18-2036	2,095,000	2,271,227
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	560,000	562,503
TELUS Corp. (5 Year Treasury Constant Maturity+2.77%)±	6.63	10-15-2055	2,480,000	2,536,370
Zegona Finance PLC144A	8.63	7-15-2029	2,789,000	2,940,256
				13,212,782
Consumer, cyclical: 2.55%
Airlines: 0.58%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	1,000,000	1,026,307
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	6.38	2-1-2030	1,560,000	1,480,076
				2,506,383
Auto manufacturers: 0.49%
Nissan Motor Co. Ltd.144A	8.13	7-17-2035	2,005,000	2,141,184
Entertainment: 0.63%
Banijay Entertainment SASU144A	8.13	5-1-2029	2,625,000	2,727,532
Leisure time: 0.85%
Carnival Corp.144A	5.75	8-1-2032	885,000	908,916
Carnival Corp.144A	6.13	2-15-2033	2,700,000	2,777,512
				3,686,428
See accompanying notes to portfolio of investments
10 | Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 3.55%
Cosmetics/Personal Care: 1.27%
Opal Bidco SAS144A	6.50%	3-31-2032	$2,155,000	$2,199,010
Perrigo Finance Unlimited Co.	6.13	9-30-2032	3,350,000	3,294,815
				5,493,825
Food: 0.42%
Froneri Lux Finco Sarl144A	6.00	8-1-2032	1,775,000	1,797,402
Healthcare-products: 0.59%
Bausch & Lomb Corp.144A	8.38	10-1-2028	2,460,000	2,564,550
Pharmaceuticals: 1.27%
1261229 BC Ltd.144A	10.00	4-15-2032	4,540,000	4,659,207
Bausch Health Cos., Inc.144A	6.25	2-15-2029	1,080,000	854,442
				5,513,649
Energy: 1.21%
Oil & gas: 0.42%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	892,073	915,421
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	872,000	892,102
				1,807,523
Pipelines: 0.79%
Enbridge, Inc. (5 Year Treasury Constant Maturity+3.71%)±	7.38	1-15-2083	3,325,000	3,424,626
Financial: 4.28%
Banks: 2.31%
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%)144Aʊ±	6.88	12-15-2033	2,000,000	2,018,104
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	2,270,000	2,472,963
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	1,570,000	1,564,275
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.24%)144Aʊ±	6.63	1-8-2031	3,005,000	3,021,836
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	865,000	927,540
				10,004,718
Diversified financial services: 1.97%
GGAM Finance Ltd.144A	5.88	3-15-2030	3,195,000	3,243,884
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	2,895,000	2,996,704
goeasy Ltd.144A	7.63	7-1-2029	2,305,000	2,282,352
				8,522,940
Industrial: 1.64%
Electronics: 0.66%
Sensata Technologies BV144A	5.88	9-1-2030	2,800,000	2,841,619
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 11

Portfolio of investments—January 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Packaging & containers: 0.98%
Trivium Packaging Finance BV144A	8.25%	7-15-2030	$1,823,000	$1,945,276
Trivium Packaging Finance BV144A	12.25	1-15-2031	2,115,000	2,314,252
				4,259,528
Technology: 1.04%
Computers: 0.69%
Seagate Data Storage Technology Pte. Ltd.144A	8.50	7-15-2031	2,840,000	3,005,262
Semiconductors: 0.35%
Kioxia Holdings Corp.144A	6.63	7-24-2033	1,460,000	1,524,544
Utilities: 0.74%
Electric: 0.74%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	3,220,000	3,196,627
Total yankee corporate bonds and notes (Cost $86,989,271)				88,736,727

		Yield	Shares
Short-term investments: 4.04%
Investment companies: 4.04%
Allspring Government Money Market Fund Select Class♠∞##		3.63	17,517,721	17,517,721
Total short-term investments (Cost $17,517,721)				17,517,721
Total investments in securities (Cost $583,385,744)	137.85%			597,285,415
Other assets and liabilities, net	(37.85)			(164,013,355)
Total net assets	100.00%			$433,272,060

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with current value of $2,533,579 (original cost of $970,164), representing 0.58% of its net assets as of period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments
12 | Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$22,146,929	$130,646,673	$(135,275,881)	$0	$0	$17,517,721	17,517,721	$288,399
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 13

Notes to portfolio of investments—January 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
14 | Allspring Income Opportunities Fund

Notes to portfolio of investments—January 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$1,579,383	$0	$1,579,383
Common stocks
Energy	0	2,533,579	0	2,533,579
Health care	0	1,135,172	0	1,135,172
Corporate bonds and notes	0	463,996,484	0	463,996,484
Loans	0	21,786,349	0	21,786,349
Yankee corporate bonds and notes	0	88,736,727	0	88,736,727
Short-term investments
Investment companies	17,517,721	0	0	17,517,721
Total assets	$17,517,721	$579,767,694	$0	$597,285,415
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2026 common stock with a market value of $2,533,579 were transferred from Level 3 to Level 2 due to an increase in the number of market contributors.
Allspring Income Opportunities Fund | 15